Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2019
Commitments and Contingencies
Trade and other receivables, net	$ 169		$ 136	$ 184
previously recognized an estimated liability for a probable loss of approximately					$ 12
Additional estimated settlement expense		$ 15
Total estimated liability		27
Total cash payment	41
RHC
Commitments and Contingencies
Trade and other receivables, net				$ 69
FCC
Commitments and Contingencies
Total cash payment	27
DOJ
Commitments and Contingencies
Additional estimated settlement expense		$ 14
Total cash payment	$ 14